Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investment In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Carrying value of investments in associates:
VIH	10,487	—
MediaQuest PDRs	9,262	10,835
Digitel Crossing, Inc., or DCI	591	510
Appcard, Inc.	122	234
Asia Outsourcing Beta Limited, or Beta	36	78
Phunware, Inc., or Phunware	—	384
AF Payments, Inc., or AFPI	—	—
ACeS International Limited, or AIL	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	20,498	12,041
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,541	32,550
Multisys	2,388	—
Philippines Internet Holding S.à.r.l., or PHIH	—	1,539
Beacon	—	—
	34,929	34,089
Total carrying value of investments in associates and joint ventures	55,427	46,130

Changes in the cost of investments for the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Balance at beginning of the year	51,487	57,465
Additions during the year	13,247	5,633
Disposals	(5,230)	(11,612)
Translation and other adjustments	15	1
Balance at end of the year	59,519	51,487

Changes in the accumulated impairment losses for the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Balance at beginning of the year	4,118	1,892
Additional impairment (Note 4)	172	2,223
Translation and other adjustments	(1,781)	3
Balance at end of the year	2,509	4,118

Disclosure Of Changes In Accumulated Equity Share In Net Earnings Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures for the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Balance at beginning of the year	(1,239)	1,285
Equity share in net earnings (losses) of associates and joint ventures:	(87)	2,906
MediaQuest PDRs	90	(27)
DCI	81	71
AFPI	62	(130)
VTI, Bow Arken and Brightshare	(60)	55
VIH	(260)	—
Beta	—	2,050
Beacon	—	886
PHIH	—	1
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	(1)	(312)
Disposals	(187)	(9,610)
Reversal of impairment	—	201
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares	—	4,962
Dividends	—	(791)
Translation and other adjustments	(69)	120
Balance at end of the year	(1,583)	(1,239)

Summarized Financial Information of Associates

2017
(in million pesos)
Statements of Financial Position:
Noncurrent assets	1,803
Current assets	2,360
Noncurrent liabilities	151
Current liabilities	336
Equity	3,676
Carrying amount of interest in Hastings	1,664
Additional Information:
Cash and cash equivalents	1,304
Current financial liabilities*	—
Noncurrent financial liabilities*	—

*	Excluding trade, other payables and provisions.

	2017	2016
		(in million pesos)
Income Statements:
Revenues	2,129	2,394
Depreciation and amortization	153	153
Interest income	12	18
Interest expense	19	19
Provision for income tax	22	70
Net income (loss)	(43)	169
Other comprehensive income	—	—
Total comprehensive income (loss)	(43)	169
Equity share in net income (loss) of Hastings	(30)	118

Summary of Sale of Beacon's Meralco Shares to MPIC

Sale of PCEV’s Beacon Common and Preferred Shares to MPIC

PCEV has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	Selling Price (Php)	Deferred Gain Realized (Php)
	(in millions)
June 6, 2012	282 Preferred Shares	3,563	2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26, 200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

Summary of Changes in Allowance for Expected Credit Losses

The following table explains the changes in the allowance for ECLs between the beginning and the end of the annual period.

	2018
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Total
	(in million pesos)
Balance as at beginning of the year	4	—	—	4
Financial assets derecognized during the year	(2)	—	—	(2)
Balance at end of the year	2	—	—	2

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2018 and 2017, and for the years ended December 31, 2018, 2017 and 2016:

	2018	2017
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,261	77,694
Current assets	3,070	2,807
Noncurrent liabilities	11,193	11,373
Current liabilities	2,678	1,936
Equity	66,460	67,192
Carrying amount of interest in VTI, Bow Arken and Brightshare	32,541	32,550
Additional Information:
Cash and cash equivalents	2,191	1,961
Current financial liabilities*	607	—
Noncurrent financial liabilities*	—	—

*	Excluding trade, other payables and provisions.

	2018	2017	2016
		(in million pesos)
Income Statements:
Revenues	2,505	2,532	1,189
Depreciation and amortization	1,171	1,168	842
Interest income	43	28	18
Provision for (benefit from) income tax	113	(42)	158
Net income (loss)	(120)	110	(2,055)
Other comprehensive income	—	—	—
Total comprehensive income (loss)	(120)	110	(2,055)
Equity share in net income (loss) of VTI, Bow Arken and Brightshare	(60)	55	(1,027)

Beacon Electric Asset Holdings, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summary of investment

Date	Transaction	Number of Shares	Total Consideration (Php)
		(in millions)	(in millions)
March 30, 2010	PCEV subscription to Beacon Common Shares(1)	1,157 Beacon Common Shares	23,130
October 25, 2011	PCEV transfer of remaining Meralco Common Shares to Beacon(2)	69 Meralco Common Shares	15,136
	PCEV subscription to Beacon Preferred Shares	1,199 Beacon Class “A” Preferred Shares	15,136
January 20, 2012	PCEV subscription to Beacon Common Shares	135 Beacon Common Shares	2,700
May 30, 2016	PCEV subscription to Beacon Class “B” Preferred Shares	277 Beacon Class “B” Preferred Shares	3,500
September 9, 2016	Beacon redemption of Class “B” Preferred Shares held by PCEV	198 Beacon Class “B” Preferred Shares	2,500
April 20, 2017	Beacon redemption of Class “B” Preferred Shares held by PCEV	79 Beacon Class “B” Preferred Shares	1,000

(1)	PCEV transferred 154 million Meralco shares at a price of Php150.00 per share or an aggregate amount of Php23,130 million on May 12, 2010.
(2)	The transfer of the Meralco shares were implemented through a special block sale/cross sale in the PSE.

Summary of Sale of Beacon's Meralco Shares to MPIC

Sale of Beacon’s Meralco Shares to MPIC

Beacon has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	% of Meralco Shareholdings Sold	Price Per Share (Php)	Total Price (Php)	Deferred Gain Realized(1) (Php)
	(in millions)				(in million pesos)
June 24, 2014	56.35	5%	235.00	13,243	1,418
April 14, 2015	112.71	10%	235.00	26,487	2,838

(1)	Since Beacon sold the shares to an entity not included in the PLDT Group, PCEV realized portion of the deferred gain which was recognized when the Meralco shares were transferred to Beacon.

VIH [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of VIH as at and for the year ended December 31, 2018 is shown below:

2018
(in million pesos)
Statement of Financial Position:
Noncurrent assets	1,318
Current assets	11,152
Noncurrent liabilities	42
Current liabilities	2,926
Equity	9,502

Income Statement:
Revenues	136
Depreciation and amortization	19
Interest income	14
Benefit from income tax	(1)
Net loss	(535)
Other comprehensive loss	(2)
Total comprehensive loss	(537)
Equity share in net loss of VIH	(262)

Satventures, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures as at December 31, 2018 and 2017, and for the years ended December 31, 2018, 2017 and 2016:

	2018	2017
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	20,712	20,055
Current assets	2,606	2,820
Noncurrent liabilities	3,297	3,292
Current liabilities	5,549	5,253
Equity	14,472	14,330
Carrying amount of interest in Satventures	9,262	9,171
Additional Information:
Cash and cash equivalents	611	1,211
Current financial liabilities*	487	397
Noncurrent financial liabilities*	2,239	2,097

*	Excluding trade, other payables and provisions.

	2018	2017	2016
		(in million pesos)
Income Statements:
Revenues	7,339	6,650	5,925
Depreciation and amortization	936	772	1,217
Interest income	8	3	2
Interest expense	274	249	259
Provision for (benefit from) income tax	112	71	(69)
Net income (loss)	142	4	(344)
Other comprehensive income	—	—	—
Total comprehensive income (loss)	142	4	(344)
Equity share in net income (loss) of Satventures	90	3	(220)

AF Payments, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summary of investment

Smart made the following investments in AFPI:

Date	Transaction	Number of Shares Subscribed	Actual Capital Infusion (Php)
		(in millions)	(in millions)
2014	Smart subscription to AFPI Common Shares	503.2 AFPI Common Shares	300
2015	Smart subscription to AFPI Common Shares	122.5 AFPI Common Shares	160
2016	Capital infusion on unpaid subscription	—	130
2017	Smart subscription to AFPI Preferred Shares	100.0 AFPI Preferred Shares	100
2018	Smart subscription to AFPI Preferred Shares	60.0 AFPI Preferred Shares	60

Individually immaterial investments in associates [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The following tables present the summarized financial information of our individually immaterial investments in associates for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
		(in million pesos)
Income Statements:
Revenues	104	107	1,960
Net income (loss)	(80)	59	526
Other comprehensive loss	—	(1)	—
Total comprehensive income (loss)	(80)	58	526